Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
(6) Goodwill
The movements in carrying amount of goodwill by reportable segments are as follows:

			Claims
	P&C		Adjusting	Datong
	segment	Life segment	segment	segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	—	10,362	21,137	6,389	37,888
Addition for acquisitions	224,477	—	16,940	—	241,417
Addition for contingent considerations	210,068	6,538	—	40,000	256,606

Balance as of December 31, 2009	434,545	16,900	38,077	46,389	535,911
Addition for acquisitions	548,462	—	—	—	548,462
Addition for contingent considerations	—	—	—	70,000	70,000

Balance as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373

The Group performed the annual impairment analysis as at balance sheet date. The first step of goodwill impairment test for each of its reporting units did not identify any impairment loss. Therefore, no impairment loss was recorded for the years ended December 31, 2008, 2009 and 2010.